Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Term deposit liabilities	$ 424,459	$ 396,800
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	387,000	362,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	117,873	89,553
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	40,755	59,109
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	92,765	80,773
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	61,462	51,798
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	36,338	45,550
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	21,616	21,127
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	25,735	23,863
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 27,915	$ 25,027